Company Financial Statements (Parent Company Only)	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Company Financial Statements
30.	Company Financial Statements (Parent Company Only)
The Company performed a test on the restricted net assets of its consolidated subsidiaries and VIEs in accordance with Securities and Exchange Commission Regulation
S-X
Rule
4-08
(e) (3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the financial information for the Company only (parent company only).
The subsidiaries did not pay any dividend to the Company for the years presented. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted. The footnote disclosures contain supplemental information relating to the operations of the Company, as such, these statements are not the general-purpose financial statements of the reporting entity and should be read in conjunction with the notes to the consolidated financial statements of the Company.
The Company did not have significant capital and other commitments, or guarantees as of December 31, 2021.
Condensed Balance Sheets

	As of December 31,
	2020	2021
	RMB	RMB
ASSETS
Current assets
Cash and cash equivalents	24,760,588	4,453,841
Restricted cash	114,321	57,253
Short-term deposits	979,897	14,457,154
Prepayments and other current assets	118,114	4,980
Total current assets	25,972,920	18,973,228

Non-current assets
Investments in subsidiaries and VIEs	8,471,310	22,269,421
Long-term deposits	—	955,907
Total non-current assets	8,471,310	23,225,328

Total assets	34,444,230	42,198,556

Liabilities
Current liabilities
Accruals and other liabilities	14,421	51,978

Total current liabilities	14,421	51,978

Total liabilities	14,421	51,978

Condensed Balance Sheet
s

		As of December 31,
	Note	2020	2021
		RMB	RMB
SHAREHOLDERS’ EQUITY
Class A Ordinary shares		63	87
Class B Ordinary shares		26	25
Class C Ordinary shares		12	—
Additional paid-in capital		46,482,512	59,980,534
Statutory reserve		—	6,047
Accumulated deficit		(11,322,423)	(16,191,566)
Accumulated other comprehensive loss		(730,381)	(1,648,549)

Total shareholders’ equity		34,429,809	42,146,578

Total liabilities and shareholders’ equity		34,444,230	42,198,556

Condensed Statements of Comprehensive Loss

		For the Year Ended December 31,
	Note	2019	2020	2021
		RMB	RMB	RMB
Operating expenses
Selling, general and administrative expenses		(517)	(13,430)	(8,966)

Total operating expenses		(517)	(13,430)	(8,966)

Loss from operations		(517)	(13,430)	(8,966)
Interest income		1,140	43,001	208,463
Interest expense		—	(5,935)	—
Equity in loss of subsidiaries and VIEs		(3,719,975)	(4,487,049)	(5,696,578)
Other non-operating income, net		—	369,403	554,723
Fair value gain on derivative liabilities		27,679	1,362,025	79,262

Loss before income tax expenses		(3,691,673)	(2,731,985)	(4,863,096)

Income tax expenses		—	—	—

Net loss		(3,691,673)	(2,731,985)	(4,863,096)

Accretion on Preferred Shares to redemption value		(961,050)	(2,157,744)	—
Deemed contribution from repurchase of Preferred Shares		9,969	—	—

Net loss attributable to ordinary shareholders of XPeng Inc.		(4,642,754)	(4,889,729)	(4,863,096)

Net loss		(3,691,673)	(2,731,985)	(4,863,096)

Other comprehensive loss
Foreign currency translation adjustment, net of nil tax		(2,968)	(724,433)	(918,168)

Total comprehensive loss attributable to XPeng Inc.		(3,694,641)	(3,456,418)	(5,781,264)

Accretion on Preferred Shares to redemption value		(961,050)	(2,157,744)	—
Deemed contribution from repurchase of Preferred Shares		9,969	—	—

Comprehensive loss attributable to ordinary shareholders of XPeng Inc.		(4,645,722)	(5,614,162)	(5,781,264)

Condensed Statements of Cash Flows

	For the Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
		(As Revised) (Note (i))
Cash flows from operating activities	1,140	23,636	232,625

Cash flows from investing activities
Placement of term deposits	—	(979,897)	(14,607,257)
Investment in equity investees	(1,658,783)	(7,825,007)	19,015,285)
Maturities of derivative assets	—	—	233,050

Net cash used in investing activities	(1,658,783)	(8,804,904)	(33,389,492)

Cash flows from financing activities
Proceeds from issuance of Preferred Shares	1,926,812	6,561,323	—
Proceeds from IPO, net of issuance cost	—	11,410,386	—
Proceeds from FO, net of issuance cost	—	15,988,903	—
Proceeds from Global Offering, net of issuance cost	—	—	13,146,811
Payments of listing expenses	—	—	(36,924)

Net cash provided by financing activities	1,926,812	33,960,612	13,109,887

Effects of exchange rate changes on cash, cash equivalents and restricted cash	—	(573,604)	(316,835)
Net increase (decrease) in cash, cash equivalents and restricted cash	269,169	24,605,740	(20,363,815)
Cash, cash equivalents and restricted cash at beginning of the year	—	269,169	24,874,909

Cash, cash equivalents and restricted cash at end of the year	269,169	24,874,909	4,511,094

(i) Revision to Previously Reported Cash Flow Information of Parent Company
The Company revised the parent company-only condensed statement of cash flows for the year ended December 31, 2020, as presented above, to correct for errors in the preparation of the prior disclosures. The errors had no impact on the previously reported consolidated financial statements. Management has determined that the errors were immaterial and should be corrected through a revision of previously reported information.
Details of the revision are as follows:
Condensed Statement of Cash Flows

	For the Year Ended December 31, 2020
	As Previously Reported	Revisions	As Revised
	RMB	RMB	RMB
Cash flows from operating activities	23,636	—	23,636

Cash flows from investing activities
Placement of term deposits	(979,897)	—	(979,897)
Investment in equity investees	(8,512,932)	687,925	(7,825,007)

Net cash used in investing activities	(9,492,829)	687,925	(8,804,904)

Cash flows from financing activities
Proceeds from issuance of Preferred Shares	6,561,323	—	6,561,323
Proceeds from IPO, net of issuance cost	11,410,386	—	11,410,386
Proceeds from FO, net of issuance cost	15,988,903	—	15,988,903

Net cash provided by financing activities	33,960,612	—	33,960,612

Effects of exchange rate changes on cash, cash equivalents and restricted cash	—	(573,604)	(573,604)
Net increase (decrease) in cash, cash equivalents and restricted cash	24,491,419	114,321	24,605,740
Cash, cash equivalents and restricted cash at beginning of the year	269,169	—	269,169

Cash, cash equivalents and restricted cash at end of the year	24,760,588	114,321	24,874,909

(ii) Basis of presentation
The Company’s accounting policies are the same as the Group’s accounting policies with the exception of the accounting for the investments in subsidiaries and VIEs.
For the Company only condensed financial information, the Company records its investments in subsidiaries and VIEs under the equity method of accounting as prescribed in ASC 323, Investments—Equity Method and Joint Ventures.
Such investments are presented on the Condensed Balance Sheets as “Investments in subsidiaries and VIEs” and shares in the subsidiaries and VIEs’ loss are presented as “Equity in loss of subsidiaries and VIEs” on the Condensed Statements of Comprehensive Loss. The parent company only condensed financial information should be read in conjunction with the Group’s consolidated financial statements.